Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Ivy Funds Variable Insurance Portfolios
Prospectus Date	rr_ProspectusDate	Apr. 29, 2016
Ivy Funds VIP Pathfinder Moderately Aggressive - Managed Volatility
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Ivy Funds VIP Pathfinder Moderately Aggressive — Managed Volatility
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide growth of capital, but also to seek income consistent with a moderately aggressive level of risk as compared to the other Ivy Funds VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio does not incur transaction costs, such as commissions, when it buys and sells shares of Underlying Funds that are Portfolios of the Trust (or “turns over” its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly (including, but not limited to, derivative securities described below). If the Portfolio were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual portfolio operating expenses or in the example and would affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	7.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

		The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your direct and indirect costs, combined, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Ivy Funds VIP Pathfinder Moderately Aggressive — Managed Volatility seeks to achieve its objective by investing primarily in various Underlying Funds and by utilizing a volatility management strategy that is intended to manage volatility of the Portfolio’s equity returns. The Portfolio’s investment manager, Waddell & Reed Investment Management Company (WRIMCO), manages the Portfolio’s investments in the Underlying Funds and other assets that are not part of the volatility management strategy. An investment subadviser, Advantus Capital Management, Inc. (Advantus Capital), manages the volatility management strategy of the Portfolio.

Under normal circumstances, WRIMCO allocates approximately 90-95% of the Portfolio’s assets among the asset classes below so that approximately 40-55% of the value of this portion of the Portfolio’s assets is in the U.S. stocks class, approximately 15-30% of this portion of the Portfolio’s assets is in the international/global stocks class, approximately 0-40% of this portion of the Portfolio’s assets is in the bonds class, and approximately 5-35% of this portion of the Portfolio’s assets is in the short-term investments class. Ivy Funds VIP Pathfinder Moderately Aggressive — Managed Volatility implements this allocation by investing primarily in the Underlying Funds shown below.

Ivy Funds VIP Pathfinder Moderately Aggressive — Managed Volatility allocates its remaining assets to a volatility management strategy that is intended to manage the volatility of the Portfolio’s equity returns in an attempt to stabilize the equity returns of the Portfolio. Advantus Capital does not intend to attempt to manage the volatility of the Portfolio’s fixed-income returns. The investment subadviser, Advantus Capital, executes this volatility management strategy by increasing or reducing, through the use of exchange-traded futures contracts on certain equity indices, the Portfolio’s exposure to equity assets. For example, when the recent historical volatility of the equity portion of the Portfolio is relatively high, Advantus Capital will seek to reduce the Portfolio’s exposure to equity assets by either selling exchange-traded futures contracts (taking short positions in such contracts) or reducing its long positions in exchange-traded futures contracts. When the recent historical volatility of the equity portion of the Portfolio is relatively low, Advantus Capital will seek to increase the Portfolio’s exposure to equity assets by either purchasing exchange-traded futures contracts (taking long positions in such contracts) or reducing its short positions in exchange-traded futures contracts. Volatility is a statistical measurement of the magnitude of fluctuations in the value of a financial instrument or index over time. Volatility may result in rapid and dramatic price swings.

The amount of Portfolio assets allocated to the volatility management strategy typically will, under normal circumstances, range between 5-10% of the market value of the Portfolio’s assets, which will consist primarily of assets maintained as margin for those futures contracts and also may include cash held for use in the strategy. Shorter-term allocations may vary from this 5-10% range. In order to maintain its derivatives positions in the volatility management strategy, WRIMCO may, from time to time, sell certain Portfolio assets, which may include redemption of shares of Underlying Funds.

The use of exchange-traded futures contracts may have the effect of introducing leverage into the Portfolio, since the amount required to enter into such contracts is small in relation to the investment exposure of such contracts. Although the amount of the Portfolio’s assets allocated to the volatility management strategy typically will range between 5-10%, the volatility management strategy may seek to increase or decrease the Portfolio’s exposure to equity assets by a substantial amount when the recent historical volatility in the equity portion of the Portfolio is relatively high or low and create investment exposure greater than the amount of assets used to implement the strategy. However, the Portfolio’s effective exposure to equity assets with exchange-traded futures contracts from the volatility management strategy typically will not exceed the maximum equity allocation shown below or decrease the Portfolio’s effective exposure to equity assets below 20% of the Portfolio’s assets.

Investment Process for Investments in Underlying Funds

Ivy Funds VIP Pathfinder Moderately Aggressive — Managed Volatility’s currently anticipated allocation ranges for each asset class, as well as the Portfolio’s target allocation of investments among some or all of the Underlying Funds, are summarized in the table below. Shorter-term allocations may vary from the target allocation.

Asset Class	Target Allocations
U.S. Stocks		40-55%
Ivy Funds VIP Dividend Opportunities	10-25%
Ivy Funds VIP Growth	5-20%
Ivy Funds VIP Mid Cap Growth	0-10%
Ivy Funds VIP Small Cap Growth	0-10%
Ivy Funds VIP Small Cap Value	0-10%
Ivy Funds VIP Value	0-10%
International/Global Stocks		15-30%
Ivy Funds VIP Global Growth	5-20%
Ivy Funds VIP International Core Equity	5-20%
Bonds		0-40%
Ivy Funds VIP Bond	0-40%
Ivy Funds VIP High Income	0-10%
Ivy Funds VIP Limited-Term Bond	0-15%
Short-Term Investments		5-35%
Ivy Funds VIP Money Market	5-35%
Total Allocation		100%

These allocations in the Underlying Funds are projections only and may be changed by WRIMCO from time to time. Actual allocations in the Underlying Funds are not limited to the ranges shown, and ranges may vary from those shown above. WRIMCO monitors Ivy Funds VIP Pathfinder Moderately Aggressive — Managed Volatility’s holdings and cash flow and will periodically adjust the Portfolio’s asset allocation in the Underlying Funds to realign it with the Portfolio’s risk profile and investment strategies. WRIMCO evaluates Ivy Funds VIP Pathfinder Moderately Aggressive — Managed Volatility’s asset allocation in the Underlying Funds on an ongoing basis in view of its risk profile and strategies. This means that allocation changes in the Underlying Funds will be made as needed in the view of WRIMCO. WRIMCO applies a long-term investment horizon with respect to Ivy Funds VIP Pathfinder Moderately Aggressive — Managed Volatility; therefore, allocation changes in the Underlying Funds may not be made in response to short-term market conditions. The Portfolio does not intend to actively trade among the Underlying Funds, nor does it intend to attempt to capture short-term market opportunities.

By owning shares of the Underlying Funds, the Portfolio indirectly holds a well-diversified mixture of both growth-oriented and value-oriented U.S. and international/global stocks and, to a lesser extent, a mixture of investment grade and non-investment grade corporate bonds, U.S. government securities and money market instruments. Although the majority of the Portfolio’s indirect stock holdings are of U.S. and foreign large cap companies, the Portfolio is likely to have some exposure to mid cap and small cap companies.

		Ivy Funds VIP Pathfinder Moderately Aggressive — Managed Volatility is intended for investors who want to maximize returns over the long term, who have a tolerance for possible short-term losses and who seek some additional diversification but also seek to manage the volatility of their investment.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:
  Derivatives Risk. The use of derivatives by the Portfolio presents several risks, including the risk that these instruments may change in value in a manner that adversely affects the Portfolio’s net asset value (NAV) and the risk that fluctuations in the value of the derivatives may not correlate with the reference instrument underlying the derivative. Derivatives can be highly complex, can create investment leverage, may perform in unanticipated ways and may be highly volatile, and the Portfolio could lose more than the amount it invests. Derivatives may be difficult to value and may at times be highly illiquid, and the Portfolio may not be able to close out or sell a derivative position at a particular time or at an anticipated price. Moreover, some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of Advantus Capital as to certain anticipated price movements is incorrect, the risk of loss may be greater than if the derivative technique(s) had not been used. When used for hedging, the change in value of the derivative also may not correlate specifically with the security or other risk being hedged. Suitable derivatives may not be available in all circumstances, and there can be no assurance that the Portfolio will use derivatives to reduce exposure to other risks when that might be beneficial. Derivatives also may be subject to counterparty risk, which includes the risk that the Portfolio may sustain a loss as a result of the insolvency or bankruptcy of, or other non-compliance by, another party to the transaction. When the Portfolio uses derivatives, it likely will be required to provide margin or collateral and/or segregate cash or other liquid assets in a manner that satisfies contractual undertakings and regulatory requirements. The need to provide margin or collateral and/or segregate assets could limit the Portfolio’s ability to pursue other opportunities as they arise. Ongoing changes to regulation of the derivatives markets could limit the Portfolio’s ability to pursue its investment strategies.
  Fund of Funds Risk. The ability of the Portfolio to meet its investment objective depends both on the allocation of its assets among the Underlying Funds and the ability of those funds to meet their respective investment objectives. The Portfolio’s share price will likely change daily based on the performance of the Underlying Funds in which it invests. In general, the Portfolio is subject to the same risks as those of the Underlying Funds it holds. Because the Portfolio is weighted towards Underlying Funds that invest in stocks, both U.S. and foreign, including mid cap and small cap stocks, as well as bonds and short-term instruments, the Portfolio is more subject to the risks associated with those investments.
  Equity Funds Risk. The Portfolio invests in equity funds, for which a principal risk is market risk, the chance that stock prices overall will decline over short or even long periods of time. This includes the risk that returns from the stock market segments in which the Portfolio is most heavily indirectly invested may underperform other asset classes, other market segments or the overall stock market. The values of certain types of stocks, such as stocks of small cap companies and foreign companies, may fluctuate more widely than others. The prices of small cap company stocks may be based, in part, on future expectations rather than current achievements.
  Bond Funds Risk. The principal risks that may be encountered by the Portfolio’s investments in bond funds are: bond prices overall may decline when interest rates rise (interest rate risk); a bond issuer may fail to pay interest and principal in a timely manner (credit risk); and a fixed-income security issuer may repay a higher yielding bond before its maturity date, during periods of falling interest rates (reinvestment risk). Interest rates in the U.S. are at, or near, historic lows, which may increase the Portfolio’s exposure to risks associated with rising rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.
  Foreign Securities Risk. A portion of the Portfolio’s assets may be invested in funds with significant exposure to foreign securities, including exposure to emerging markets. Investing in foreign securities involves a number of economic, financial, legal, and political considerations that are not associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending on the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; social, political or economic instability; fluctuations in foreign currency exchange rates and related conversion costs or currency redenomination; nationalization or expropriation of assets; adverse foreign tax consequences; different and/or less stringent financial reporting standards; and settlement, custodial or other operational delays. World markets, or those in a particular region, all may react in similar fashion to important economic or political developments. In addition, key information about the issuer, the markets or the local government or economy may be unavailable, incomplete or inaccurate. Securities of issuers traded on exchanges may be suspended, either by the issuers themselves, by an exchange or by governmental authorities. The likelihood of such suspensions may be higher for securities of issuers in emerging markets than in more developed markets. In the event that the Portfolio holds material positions in such suspended securities, the Portfolio’s ability to liquidate its positions or provide liquidity to investors may be compromised and the Portfolio could incur significant losses. Sovereign debt instruments also are subject to the risk that a government or agency issuing the debt may be unable to pay interest and/or repay principal due to cash flow problems, insufficient foreign currency reserves or political concerns. In such instance, the Portfolio may have limited recourse against the issuing government or agency. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristics of more developed countries. Investments in securities issued in these countries may be more volatile and less liquid than securities issued in more developed countries. Emerging markets are more susceptible to capital controls, governmental interference, local taxes being imposed on international investments, restrictions on gaining access to sales proceeds, and less efficient trading markets. Furthermore, because foreign securities may be denominated in foreign currencies, the value of the Portfolio’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Investment Company Securities Risk. Investment in other investment companies typically reflects the risks of the types of securities in which the investment companies invest. When the Portfolio invests in another investment company, shareholders of the Portfolio bear their proportionate share of the other investment company’s fees and expenses as well as their share of the Portfolio’s fees and expenses, which could result in the duplication of certain fees.
  Leveraging Risk. The risk that certain transactions of the Portfolio, such as transactions in derivative instruments, may give rise to leverage, causing the Portfolio to be more volatile than if it had not been leveraged and can result in losses to the Portfolio that exceed the amount originally invested. Because of leverage, the Portfolio’s investment exposure may exceed the Portfolio’s net assets.
  Managed Volatility Strategy Risk. Advantus Capital may be unsuccessful in managing volatility, and there is a risk that the Portfolio may experience a high level of volatility in its returns. The Portfolio’s holdings are subject to price volatility, and the Portfolio may not be any less volatile than the market as a whole and could be more volatile. In addition, there can be no guarantee that the Portfolio will achieve its goal of managing the volatility of its equity returns. Furthermore, while the management of volatility seeks competitive returns with more consistent volatility, the management of volatility does not ensure that the Portfolio will deliver competitive returns. Additionally, even if successful, the Portfolio’s management of volatility also may generally result in the Portfolio’s NAV increasing to a lesser degree than the markets (for example, in a rising market with relatively high volatility) or decreasing to a greater degree than the market (for example, in a declining market with relatively low volatility). The Portfolio’s managed volatility strategy may expose the Portfolio to losses (some of which may be sudden) to which it would not have otherwise been exposed if it invested only in Underlying Funds. Additionally, the derivatives used by Advantus Capital to hedge the value of the Portfolio are not identical to the Underlying Funds, and as a result, the Portfolio’s investment in derivatives may decline in value at the same time as the Portfolio’s investment in Underlying Funds. Advantus Capital does not intend to attempt to manage the volatility of the Portfolio’s fixed-income returns. It is possible that the fixed-income portion of the Portfolio, whose volatility would not be managed by the volatility management strategy, could become more volatile than the equity portion of the Portfolio.
  Management Risk. Portfolio performance is primarily dependent on the skill of WRIMCO and/or Advantus Capital in evaluating and managing the Portfolio’s holdings. There can be no guarantee that their decisions will produce the desired results, and the Portfolio may not perform as well as other similar mutual funds. Furthermore, WRIMCO may alter the asset allocation of the Portfolio among the Underlying Funds at its discretion. A material change in such asset allocation could affect both the level of risk and the potential for gain or loss.
  Market Risk. Markets can be volatile, and the Portfolio’s holdings can decline in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities, can react differently to these developments. Since the financial crisis that started in 2008, the U.S. and many foreign economies continue to experience its after-effects, which have resulted, and may continue to result, in volatility in the financial markets, both U.S. and foreign. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Portfolio. These circumstances also have decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Other Risks Applicable to a Fund of Funds Structure. There are other risks associated with a Fund of Funds structure. WRIMCO has the authority to select and replace Underlying Funds. WRIMCO is subject to a potential conflict of interest in doing so because WRIMCO serves as the investment manager to the Underlying Funds and the advisory fees paid by some of the Underlying Funds are higher than fees paid by other Underlying Funds. It is important to note, however, that WRIMCO has a fiduciary duty to the Portfolio and must act in the Portfolio’s best interests.
		Additional information about the risks of the Underlying Funds is provided in the Portfolio’s prospectus in their respective sections and in the section entitled Additional Information about Principal Investment Strategies, Other Investments and Risks.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the Portfolio’s returns with those of various broad-based securities market indices. The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

		The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the Portfolio’s returns with those of various broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888.WADDELL
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 3.14% (the second quarter of 2014) and the lowest quarterly return was -6.26% (the third quarter of 2015).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2015
Ivy Funds VIP Pathfinder Moderately Aggressive - Managed Volatility | Ivy Funds VIP Pathfinder Moderately Aggressive - Managed Volatility
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.91%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.21%	[2]
1 Year	rr_ExpenseExampleYear01	$ 123
3 Years	rr_ExpenseExampleYear03	384
5 Years	rr_ExpenseExampleYear05	665
10 Years	rr_ExpenseExampleYear10	1,466
1 Year	rr_ExpenseExampleNoRedemptionYear01	123
3 Years	rr_ExpenseExampleNoRedemptionYear03	384
5 Years	rr_ExpenseExampleNoRedemptionYear05	665
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,466
2014	rr_AnnualReturn2014	3.91%
2015	rr_AnnualReturn2015	(0.71%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.26%)
1 Year	rr_AverageAnnualReturnYear01	(0.71%)
Life of Portfolio	rr_AverageAnnualReturnSinceInception	4.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2013
Ivy Funds VIP Pathfinder Moderately Aggressive - Managed Volatility | S&P 500 Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on August 1, 2013.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	10.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2013
Ivy Funds VIP Pathfinder Moderately Aggressive - Managed Volatility | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on August 1, 2013.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.55%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	3.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2013
Ivy Funds VIP Pathfinder Moderately Aggressive - Managed Volatility | Barclays U.S. Treasury Bills: 1-3 Month Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on August 1, 2013.)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.03%
Life of Portfolio	rr_AverageAnnualReturnSinceInception	0.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 01, 2013

[1]	Acquired Fund Fees and Expenses sets forth the Portfolio's pro rata portion of the cumulative expenses charged by the Underlying Funds in which the Portfolio invested during its last fiscal year. The actual Acquired Fund Fees and Expenses will vary with changes in the allocations of the Portfolio's assets. The Acquired Fund Fees and Expenses shown are based on the total expense ratio of each Underlying Fund for the Fund's most recent fiscal year.
[2]	The Total Annual Portfolio Operating Expenses ratio shown in this table does not correlate to the expense ratio shown in the Financial Highlights table because that ratio does not include the Acquired Fund Fees and Expenses.